long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details)	Jun. 30, 2026
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate	5.20%
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate	4.40%